AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Principal Amount	Value
Corporate Bonds and Notes - 52.3%
Basic Materials - 2.5%
Avient Corp.
6.250%, 11/01/31[1]	$1,575,000	$1,599,450
Celanese US Holdings LLC
7.050%, 11/15/30[2]	2,049,000	2,115,045
Cleveland-Cliffs, Inc.
7.000%, 03/15/32[1,3]	2,000,000	2,019,930
FMC Corp.
(8.450% to 08/01/30 then U.S. Treasury Yield Curve CMT 5 year + 4.366%), 8.450%, 11/01/55[4,5]	1,718,000	1,813,150
Methanex Corp. (Canada)
5.125%, 10/15/27	1,205,000	1,206,401

Total Basic Materials		8,753,976
Communications - 2.9%
AT&T, Inc.
4.300%, 12/15/42	1,985,000	1,715,212
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, 05/01/32[3]	2,500,000	2,275,165
Charter Communications Operating LLC/Charter Communications Operating Capital
4.400%, 04/01/33	1,815,000	1,721,524
Comcast Corp.
4.650%, 02/15/33	867,000	870,844
Lamar Media Corp.
4.875%, 01/15/29	1,800,000	1,783,840
Verizon Communications, Inc.
5.500%, 02/23/54[3]	1,625,000	1,600,552

Total Communications		9,967,137
Consumer, Cyclical - 11.4%
Air Canada Pass-Through Trust (Canada)
Series 20-1, C, 10.500%, 07/15/26[1]	1,000,000	1,042,470
AutoNation, Inc.
3.850%, 03/01/32	1,600,000	1,499,051
Bath & Body Works, Inc.
6.875%, 11/01/35	940,000	977,621
Carnival Corp. (Panama)
6.650%, 01/15/28	850,000	881,384
Delta Air Lines, Inc.
5.250%, 07/10/30	1,750,000	1,785,336
The Goodyear Tire & Rubber Co.
5.000%, 07/15/29[3]	1,439,000	1,389,605
Hyatt Hotels Corp.
5.750%, 03/30/32[3]	1,975,000	2,059,767
KB Home
4.800%, 11/15/29[3]	1,222,000	1,209,339
Las Vegas Sands Corp.
6.200%, 08/15/34	1,375,000	1,438,890
	Principal Amount	Value

LKQ Corp.
6.250%, 06/15/33[3]	$1,940,000	$2,070,264
M/I Homes, Inc.
3.950%, 02/15/30	335,000	319,939
4.950%, 02/01/28	500,000	496,468
Magna International, Inc. (Canada)
5.875%, 06/01/35[3]	1,752,000	1,848,984
Marriott International, Inc.
5.500%, 04/15/37	1,360,000	1,389,837
Marriott Ownership Resorts, Inc.
4.750%, 01/15/28[3]	1,600,000	1,573,929
Mattel, Inc.
3.750%, 04/01/29[1]	1,075,000	1,043,535
6.200%, 10/01/40	911,000	917,123
MGM Resorts International
6.125%, 09/15/29[3]	1,000,000	1,017,797
Murphy Oil USA, Inc.
4.750%, 09/15/29	1,050,000	1,035,331
Penske Automotive Group, Inc.
3.750%, 06/15/29[3]	1,500,000	1,432,878
PulteGroup, Inc.
6.000%, 02/15/35	2,050,000	2,197,046
Royal Caribbean Cruises, Ltd. (Liberia)
5.375%, 01/15/36[6]	1,725,000	1,735,060
6.000%, 02/01/33[1]	875,000	897,296
Sally Holdings LLC/Sally Capital, Inc.
6.750%, 03/01/32[3]	1,303,000	1,354,612
Travel + Leisure Co.
4.625%, 03/01/30[1]	575,000	554,225
6.000%, 04/01/27[2,3]	475,000	481,809
United Airlines, Inc. Pass-Through Trust
Series 2024-1, AA, 5.450%, 02/15/37	1,848,974	1,901,892
Walmart, Inc.
4.050%, 06/29/48	1,850,000	1,559,366
Whirlpool Corp.
6.500%, 06/15/33[3]	2,600,000	2,594,647
Yum! Brands, Inc.
3.625%, 03/15/31[3]	1,110,000	1,036,454

Total Consumer, Cyclical		39,741,955
Consumer, Non-cyclical - 7.7%
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	1,670,000	1,404,955
Amgen, Inc.
5.600%, 03/02/43	1,385,000	1,403,355
APi Group DE, Inc.
4.125%, 07/15/29[1]	1,255,000	1,209,583
Ashtead Capital, Inc. (United Kingdom)
5.500%, 08/11/32[1,3]	2,000,000	2,069,690
The Campbell's Company
5.400%, 03/21/34	2,530,000	2,592,069

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Consumer, Non-cyclical - 7.7% (continued)
Centene Corp.
3.375%, 02/15/30	$2,670,000	$2,455,564
CommonSpirit Health
3.347%, 10/01/29	600,000	579,493
CVS Health Corp.
5.250%, 02/21/33	2,568,000	2,627,439
Elanco Animal Health, Inc.
6.650%, 08/28/28[2]	950,000	987,875
The Ford Foundation
Series 2020, 2.415%, 06/01/50[3]	2,690,000	1,612,666
HCA, Inc.
3.500%, 09/01/30[3]	1,550,000	1,480,501
Herc Holdings, Inc.
7.000%, 06/15/30[1]	2,000,000	2,077,452
Kraft Heinz Foods Co.
4.625%, 10/01/39	2,480,000	2,261,097
Teleflex, Inc.
4.250%, 06/01/28[1]	2,045,000	1,996,302
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36	1,985,000	2,078,454

Total Consumer, Non-cyclical		26,836,495
Financials - 14.1%
Aircastle, Ltd./Aircastle Ireland DAC (Bermuda)
5.750%, 10/01/31[1]	1,975,000	2,057,416
Ally Financial, Inc.
(5.543% to 01/17/30 then SOFR Index + 1.730%), 5.543%, 01/17/31[4,5]	1,693,000	1,724,678
American Homes 4 Rent LP
5.500%, 07/15/34	1,675,000	1,726,028
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[4,5]	2,775,000	2,367,574
(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[4,5]	3,050,000	3,268,094
The Bank of New York Mellon Corp.
Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[3,4,5,7]	2,585,000	2,558,681
Boston Properties LP
2.550%, 04/01/32	2,469,000	2,134,372
Capital One Financial Corp.
(7.964% to 11/02/33 then SOFR Index + 3.370%), 7.964%, 11/02/34[4,5]	1,950,000	2,305,545
The Charles Schwab Corp.
Series K, (5.000% to 06/01/27 then U.S. Treasury Yield Curve CMT 5 year + 3.256%), 5.000%, 06/01/27[4,5,7]	1,773,000	1,764,693
Citigroup, Inc.
Series T, (6.250% to 08/15/26 then 3 month SOFR + 4.779%), 6.250%, 08/15/26[3,4,5,7]	825,000	830,204
	Principal Amount	Value

Citigroup, Inc.
Series AA, (7.625% to 11/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.211%), 7.625%, 11/15/28[4,5,7]	$1,278,000	$1,341,716
GLP Capital LP/GLP Financing II, Inc.
5.625%, 09/15/34	1,400,000	1,416,974
The Goldman Sachs Group, Inc.
(6.561% to 10/24/33 then SOFR + 1.950%), 6.561%, 10/24/34[4,5]	1,650,000	1,849,941
(6.850% to 02/10/30 then U.S. Treasury Yield Curve CMT 5 year + 2.461%), 6.850%, 02/10/30[4,5,7]	1,795,000	1,864,517
Huntington Bancshares, Inc.
(4.443% to 08/04/27 then SOFR + 1.970%), 4.443%, 08/04/28[3,4,5]	1,080,000	1,084,715
Series F, (5.625% to 07/15/30 then U.S. Treasury Yield Curve CMT 10 year + 4.945%), 5.625%, 07/15/30[4,5,7]	975,000	985,652
JPMorgan Chase & Co.
(3.157% to 04/22/41 then 3 month SOFR + 1.460%), 3.157%, 04/22/42[4,5]	2,710,000	2,113,758
KeyCorp, MTN
4.100%, 04/30/28	1,095,000	1,093,455
M&T Bank Corp.
(7.413% to 10/30/28 then SOFR + 2.800%), 7.413%, 10/30/29[3,4,5]	1,837,000	1,995,562
MetLife, Inc.
Series D, (5.875% to 03/15/28 then 3 month SOFR + 3.221%), 5.875%, 03/15/28[3,4,5,7]	375,000	385,606
Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[4,5]	1,548,000	1,555,410
OneMain Finance Corp.
6.625%, 01/15/28	950,000	972,834
The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[4,5]	2,386,000	2,434,583
SLM Corp.
6.500%, 01/31/30	1,400,000	1,458,894
Starwood Property Trust, Inc.
4.375%, 01/15/27[1]	1,775,000	1,759,758
Truist Financial Corp., MTN
(5.867% to 06/08/33 then SOFR + 2.361%), 5.867%, 06/08/34[4,5]	2,213,000	2,344,731
Wells Fargo & Co., MTN
(3.350% to 03/02/32 then SOFR + 1.500%), 3.350%, 03/02/33[4,5]	2,025,000	1,885,022
(7.625% to 09/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.606%), 7.625%, 09/15/28[3,4,5,7]	1,462,000	1,564,954

Total Financials		48,845,367

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 5.8%
Ball Corp.
2.875%, 08/15/30	$1,925,000	$1,748,752
BWX Technologies, Inc.
4.125%, 06/30/28[1]	1,210,000	1,181,103
Coherent Corp.
5.000%, 12/15/29[1,3]	2,000,000	1,972,408
Graphic Packaging International LLC
3.500%, 03/01/29[1,3]	2,600,000	2,464,825
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	3,168,000	3,349,330
Mueller Water Products, Inc.
4.000%, 06/15/29[1]	2,650,000	2,551,919
OI European Group, B.V. (Netherlands)
4.750%, 02/15/30[1,3]	1,500,000	1,431,448
Owens Corning
7.000%, 12/01/36[2]	1,800,000	2,057,628
Regal Rexnord Corp.
6.300%, 02/15/30	1,670,000	1,770,699
Sonoco Products Co.
2.850%, 02/01/32[3]	1,822,000	1,642,733

Total Industrials		20,170,845
Technology - 5.1%
Broadcom, Inc.
3.500%, 02/15/41[1]	1,700,000	1,398,976
CDW LLC/CDW Finance Corp.
5.550%, 08/22/34[3]	2,008,000	2,058,914
Dell International LLC/EMC Corp.
8.100%, 07/15/36	972,000	1,184,438
Kyndryl Holdings, Inc.
3.150%, 10/15/31	2,375,000	2,159,419
Micron Technology, Inc.
5.875%, 02/09/33	1,400,000	1,486,961
Microsoft Corp.
2.525%, 06/01/50	2,450,000	1,551,026
MSCI, Inc.
3.250%, 08/15/33[1,3]	2,015,000	1,800,359
Open Text Holdings, Inc.
4.125%, 02/15/30[1]	1,125,000	1,065,709
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[1]	2,800,000	2,510,919
Twilio, Inc.
3.625%, 03/15/29	600,000	571,748
3.875%, 03/15/31	2,194,000	2,062,958

Total Technology		17,851,427
Utilities - 2.8%
Dominion Energy, Inc.
Series B, (7.000% to 03/03/34 then U.S. Treasury Yield Curve CMT 5 year + 2.511%), 7.000%, 06/01/54[4,5]	2,189,000	2,373,504
	Principal Amount	Value

DPL LLC
4.350%, 04/15/29	$1,000,000	$981,668
Duke Energy Corp.
2.550%, 06/15/31	1,595,000	1,441,957
(6.450% to 06/01/34 then U.S. Treasury Yield Curve CMT 5 year + 2.588%), 6.450%, 09/01/54[3,4,5]	2,290,000	2,418,877
Exelon Corp.
(6.500% to 12/15/34 then U.S. Treasury Yield Curve CMT 5 year + 1.975%), 6.500%, 03/15/55[4,5]	2,315,000	2,419,633

Total Utilities		9,635,639

Total Corporate Bonds and Notes (Cost $183,382,012)		181,802,841
Asset-Backed Securities - 5.0%
AGL CLO 39, Ltd. Series 2025-39A, Class A1 (3 month SOFR + 1.130%, Cap N/A, Floor 1.130%), 5.343%, 04/20/38[1,5]	1,050,000	1,049,432
AGL Core CLO, Ltd. Series 2025-38A, Class A1 (3 month SOFR + 1.240%, Cap N/A, Floor 1.240%), 5.572%, 01/22/38[1,5]	1,000,000	1,002,932
American Express Credit Account Master Trust Series 2025-5, Class A 4.510%, 07/15/32	610,000	622,962
Carmax Auto Owner Trust Series 2025-1, Class A2A 4.630%, 03/15/28	1,214,022	1,216,418
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/49[1]	3,050,000	3,072,589
Elmwood CLO II, Ltd. Series 2019-2A, Class A1RR (3 month SOFR + 1.350%, Cap N/A, Floor 1.350%), 5.675%, 10/20/37[1,5]	1,715,000	1,719,006
Ford Credit Auto Owner Trust Series 2022-B, Class A4 3.930%, 08/15/27	1,467,519	1,466,774
John Deere Owner Trust Series 2022-A, Class A4 2.490%, 01/16/29	2,206,000	2,204,036
Magnetite XXXIV, Ltd. Series 2023-34A, Class A1R (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 5.458%, 01/15/38[1,5]	850,000	849,968
Magnetite XXXVI, Ltd. Series 2023-36A, Class AR (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 5.638%, 07/25/38[1,5]	880,000	884,128

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Asset-Backed Securities–5.0%(continued)
Palmer Square CLO, Ltd.
Series 2018-2A, Class A1R (3 month SOFR + 1.530%, Cap N/A, Floor 1.530%), 5.848%, 04/16/37[1,5]	$990,000	$993,051
Series 2021-1A, Class A1AR (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 5.475%, 04/20/38[1,5]	551,000	551,257

Santander Drive Auto Receivables Trust Series 2022-7, Class B 5.950%, 01/17/28	812,543	814,151
Voya CLO, Ltd. Series 2021-2A, Class A1R (3 month SOFR + 1.170%, Cap N/A, Floor 1.170%), 5.495%, 04/20/38[1,5]	875,000	875,862

Total Asset-Backed Securities (Cost $17,263,460)		17,322,566
Mortgage-Backed Securities - 5.2%
Chase Home Lending Mortgage Trust Series 2024-1, Class A6 6.500%, 01/25/55[1,5]	867,412	877,656
Citigroup Mortgage Loan Trust Series 2022-J1, Class A1 2.500%, 02/25/52[1,5]	906,370	838,512
Connecticut Avenue Securities Trust
Series 2024-R01, Class 1M1 5.406%, 01/25/44[1,5]	1,037,076	1,037,078
Series 2024-R02, Class 1M1 5.456%, 02/25/44[1,5]	747,381	746,918
Series 2024-R06, Class 1A1 5.506%, 09/25/44[1,5]	707,032	709,335

DATA Mortgage Trust Series 2023-CNTR, Class A 5.919%, 08/12/43[1,5]	1,900,000	1,964,633
Freddie Mac Stacr Remic Trust Series 2025-DNA3, Class A1 5.320%, 09/25/45[1,5]	865,000	865,541
FREMF Mortgage Trust Series 2016-K53, Class B 4.183%, 03/25/49[1,5]	2,300,000	2,291,227
GS Mortgage Securities Trust Series 2020-GC47, Class A5 2.377%, 05/12/53	900,000	823,548
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4, Class A6 2.500%, 09/25/51[1,5]	2,352,938	2,201,358
GS Mortgage-Backed Securities Trust
Series 2021-PJ8, Class A2 2.500%, 01/25/52[1,5]	1,790,295	1,488,233
Series 2021-PJ9, Class A8 2.500%, 02/26/52[1,5]	1,432,938	1,279,479
	Principal Amount	Value

Series 2022-PJ3, Class A7 2.500%, 08/25/52[1,5]	$561,734	$530,755
JP Morgan Mortgage Trust
Series 2021-1, Class A3A 2.000%, 06/25/51[1,5]	499,925	398,046
Series 2021-7, Class A6 2.500%, 11/25/51[1,5]	1,640,948	1,535,510
Series 2022-4, Class A3 3.000%, 10/25/52[1,5]	778,044	672,726

Total Mortgage-Backed Securities (Cost $18,047,685)		18,260,555
Municipal Bonds - 2.8%
California Health Facilities Financing Authority 4.190%, 06/01/37	3,395,000	3,205,669
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,030,000	2,476,833
Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	878,394
JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,700,000	3,092,760

Total Municipal Bonds (Cost $11,280,233)		9,653,656
U.S. Government and Agency Obligations - 32.9%
Fannie Mae - 15.6%
FNMA
3.500%, 02/01/35 to 08/01/49	22,298,724	21,151,022
4.000%, 07/01/44 to 06/01/49	16,729,309	16,126,412
4.500%, 05/01/48 to 06/01/49	4,885,543	4,869,164
5.000%, 05/01/50	2,236,017	2,265,064
5.500%, 11/01/52	4,948,947	5,043,478
6.500%, 02/01/54	4,470,647	4,684,539

Total Fannie Mae		54,139,679
Freddie Mac - 6.2%
FHLMC
2.000%, 03/01/36	4,150,759	3,824,935
3.000%, 04/01/51	1,992,662	1,767,209
4.500%, 10/01/48 to 12/01/48	3,934,668	3,882,042
5.500%, 07/01/53	5,532,429	5,661,851
Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	3,647,015	3,438,190
Series 5297, Class DA 5.000%, 12/25/52	1,691,364	1,715,706
Freddie Mac STACR REMIC Trust
Series 2024-DNA1, Class M1 5.706%, 02/25/44[1,5]	1,237,198	1,239,096

Total Freddie Mac		21,529,029
U.S. Treasury Obligations - 11.1%
U.S. Treasury Bonds
1.250%, 05/15/50	5,625,000	2,759,106
1.875%, 02/15/51	9,097,000	5,196,306

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

U.S. Treasury Obligations - 11.1% (continued)
U.S. Treasury Bonds
2.250%, 05/15/41	$15,359,000	$11,379,459
2.500%, 02/15/46	1,796,000	1,267,794
3.125%, 05/15/48	10,968,000	8,457,356
3.625%, 02/15/53	6,760,000	5,588,883
3.875%, 02/15/43	4,324,000	3,924,537

Total U.S. Treasury Obligations		38,573,441

Total U.S. Government and Agency Obligations (Cost $131,928,974)		114,242,149
Short-Term Investments - 6.2%
Joint Repurchase Agreements - 4.7%[8]
Daiwa Capital Markets America, dated 09/30/25, due 10/01/25, 4.210% total to be received $3,837,537 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 7.500%, 08/27/27 - 09/01/55, totaling $3,913,877)	3,837,088	3,837,088
HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.210% total to be received $155,027 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 07/15/26 - 08/15/54, totaling $158,109)	155,009	155,009
HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.220% total to be received $3,837,538 (collateralized by various U.S. Government Agency Obligations, 1.923% - 6.500%, 08/01/32 - 06/01/64, totaling $3,913,830)	3,837,088	3,837,088
JPMorgan Securities LLC, dated 09/30/25, due 10/01/25, 4.200% total to be received $292,075 (collateralized by various U.S. Treasuries, 4.125% - 4.500%, 12/31/31 - 05/31/32, totaling $297,882)	292,041	292,041
JPMorgan Securities LLC, dated 09/30/25, due 10/01/25, 4.210% total to be received $1,043,809 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.000%, 06/01/35 - 09/01/55, totaling $1,064,561)	1,043,687	1,043,687
	Principal Amount	Value

Natwest Markets Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $403,813 (collateralized by various U.S. Treasuries, 0.000% - 6.625%, 11/18/25 - 08/15/55, totaling $411,841)	$403,766	$403,766
RBC Dominion Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $129,971 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 10/23/25 - 08/15/55, totaling $132,555)	129,956	129,956
RBC Dominion Securities, Inc., dated 09/30/25, due 10/01/25, 4.200% total to be received $2,999,174 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.625% - 7.000%, 01/15/29 - 10/01/55, totaling $3,058,802)	2,998,824	2,998,824
State of Wisconsin Investment Board, dated 09/30/25, due 10/01/25, 4.290% total to be received $3,631,460 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 10/15/26 - 02/15/54, totaling $3,696,853)	3,631,027	3,631,027

Total Joint Repurchase Agreements		16,328,486
Repurchase Agreements - 1.5%
Fixed Income Clearing Corp., dated 09/30/25, due 10/01/25, 3.850% total to be received $5,243,561 (collateralized by a U.S. Treasury Note, 4.375%, 01/31/32, totaling $5,347,959)	5,243,000	5,243,000

Total Short-Term Investments (Cost $21,571,486)		21,571,486
Total Investments - 104.4% (Cost $383,473,850)		362,853,253
Other Assets, less Liabilities - (4.4)%		(15,320,203)
Net Assets - 100.0%		$347,533,050

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $64,379,101 or 18.5% of net assets.
[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[3]	Some of these securities, amounting to $35,428,162 or 10.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[4]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
[5]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[6]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2025, amounted to $1,735,060, or 0.5% of net assets.
[7]	Perpetuity Bond. The date shown represents the next call date.
[8]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$181,802,841	—	$181,802,841
Asset-Backed Securities	—	17,322,566	—	17,322,566
Mortgage-Backed Securities	—	18,260,555	—	18,260,555
Municipal Bonds	—	9,653,656	—	9,653,656
U.S. Government and Agency Obligations†	—	114,242,149	—	114,242,149
Short-Term Investments
Joint Repurchase Agreements	—	16,328,486	—	16,328,486
Repurchase Agreements	—	5,243,000	—	5,243,000
Total Investments in Securities	—	$362,853,253	—	$362,853,253

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$35,428,162	$16,328,486	$20,306,311	$36,634,797
The following table summarizes the securities received as collateral for securities lending at September 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	10/15/25-11/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.